SUBSEQUENT EVENTS (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 22, 2026 USD ($)	Jan. 31, 2026 USD ($) installment	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Mar. 31, 2026 USD ($) installment	Dec. 31, 2025 USD ($)
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Repayments			$ 2,583,267	$ 1,474,844	$ 654,722
Borrowings through syndicated and bilateral loans
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Amount involved							$ 1,170.0
Issuance of notes and use of funds | Series 27 notes
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Number of installments | installment		2
Amount involved		$ 600.0
Interest rate		8.50%
Issuance of notes and use of funds | Series 27 notes | Installment payable on January 2035
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Amortization percent		50.00%
Issuance of notes and use of funds | Series 27 notes | Installment payable on January 2036
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Amortization percent		50.00%
Issuance of notes and use of funds | Series 28 notes
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Number of installments | installment						1
Amount involved						$ 81.0
Interest rate						6.50%
Issuance of notes and use of funds | Borrowings through syndicated and bilateral loans
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Repayments		$ 182.0
Issuance of notes and use of funds | Series 1
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Repayments		$ 164.0
Disposal of major subsidiary | Micro Sistemas | Banco Macro S.A.
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Ownership interest in joint venture (in percentage)	50.00%
Proceeds from sales of investments	$ 75.0